Details of Other Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Other Assets USD ($)	Dec. 31, 2012 Other Assets CNY	Dec. 31, 2011 Other Assets CNY
Other Assets [Line Items]
Land use right (Note 5 (6))						85,239,597
Long-term prepaid game distribution license fee (Note 2 (14))				3,686,443	22,966,910
Others				782,759	4,876,667
Accumulated amortization	(36,992,306)	(230,465,770)	(210,388,776)	(369,535)	(2,302,242)	(4,057,405)
Other asset, net	$ 4,099,667	25,541,335	81,182,192